Pemberwick Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS AND NOTES - 82.6%
COMMUNICATIONS - 1.3%
Comcast Corp.
3.700%, 04/15/2024	$250,000	$246,316
4.709% (3 Month LIBOR USD + 0.630%), 04/15/2024 (a)	2,000,000	2,006,240
3.375%, 02/15/2025	200,000	194,044
3.375%, 08/15/2025	100,000	96,554
3.950%, 10/15/2025	125,000	122,547
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	300,000	287,749
Walt Disney Co.
3.700%, 10/15/2025	250,000	243,183
1.750%, 01/13/2026	300,000	274,913
		3,471,546
CONSUMER CYCLICAL - 1.0%
American Honda Finance Corp.
0.875%, 07/07/2023	300,000	293,955
3.625%, 10/10/2023	200,000	198,657
3.550%, 01/12/2024	250,000	246,671
2.150%, 09/10/2024	250,000	238,683
PACCAR Financial Corp.
3.400%, 08/09/2023	60,000	59,461
2.150%, 08/15/2024	300,000	286,500
Target Corp.
3.500%, 07/01/2024	250,000	245,009
Toyota Motor Credit Corp.
0.450%, 01/11/2024	300,000	287,102
2.900%, 04/17/2024	250,000	243,384
3.650%, 08/18/2025	300,000	291,787
0.800%, 10/16/2025	300,000	268,876
		2,660,085

CONSUMER NON-CYCLICAL - 1.9%
Abbott Laboratories
3.875%, 09/15/2025	250,000	245,325
AmerisourceBergen Corp.
0.737%, 03/15/2023	134,000	132,882
Astrazeneca Finance LLC
0.700%, 05/28/2024	350,000	330,062
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	123,273
0.750%, 11/13/2025	300,000	269,885
Cigna Corp.
4.969% (3 Month LIBOR USD + 0.890%), 07/15/2023 (a)	2,000,000	2,003,604
Gilead Sciences Inc.
0.750%, 09/29/2023	300,000	290,728
3.500%, 02/01/2025	300,000	290,714
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	49,011
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	98,816
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	300,000	281,757
Unilever Capital Corp.
3.125%, 03/22/2023	300,000	299,976
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	255,920
5.150%, 10/15/2025	300,000	303,747
3.700%, 12/15/2025	400,000	390,136
		5,365,836
ENERGY - 0.6%
Baker Hughes Holdings LLC
1.231%, 12/15/2023	300,000	289,864
BP Capital Markets America, Inc.
3.796%, 09/21/2025	250,000	245,727
Chevron USA, Inc.
3.900%, 11/15/2024	250,000	245,917
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	300,000	295,701
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	99,615
Exxon Mobil Corp.
2.992%, 03/19/2025	300,000	289,215
Phillips 66
3.850%, 04/09/2025	300,000	292,888
		1,758,927
FINANCIAL - 73.1%
AvalonBay Communities, Inc.
4.200%, 12/15/2023	250,000	247,919
3.500%, 11/15/2024	300,000	292,169
3.500%, 11/15/2025	300,000	287,075
Banco Santander SA
5.782% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)	10,750,000	10,758,072
5.039% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)	2,900,000	2,900,428
Bank of America Corp.
5.555% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	3,206,000	3,204,500
4.963% (BSBY3M + 0.430%), 05/28/2024 (a)	6,200,000	6,143,208
4.763% (SOFR + 0.660%), 02/04/2025 (a)	900,000	887,995
5.653% (SOFR + 1.330%), 04/02/2026 (a)	2,900,000	2,877,374
Bank of Montreal
4.964% (SOFRINDX + 0.680%), 03/10/2023 (a)	1,200,000	1,200,500
4.058% (SOFRINDX + 0.270%), 04/14/2023 (a)	5,000,000	4,993,866
4.623% (SOFRINDX + 0.350%), 12/08/2023 (a)	1,100,000	1,096,327
4.983% (SOFRINDX + 0.710%), 03/08/2024 (a)	1,930,000	1,921,255
4.170% (SOFR + 0.465%), 01/10/2025 (a)	1,971,000	1,939,788
Bank of Nova Scotia
4.862% (SOFR + 0.550%), 09/15/2023 (a)	2,000,000	1,997,786
5.245% (SOFRINDX + 0.960%), 03/11/2024 (a)	1,000,000	998,586
Canadian Imperial Bank of Commerce
5.122% (SOFR + 0.800%), 03/17/2023 (a)	1,075,000	1,076,263
5.393% (3 Month LIBOR USD + 0.660%), 09/13/2023 (a)	2,000,000	2,004,361
4.706% (SOFRINDX + 0.400%), 12/14/2023 (a)	7,730,000	7,704,579
4.230% (SOFRINDX + 0.420%), 10/18/2024 (a)	5,000,000	4,925,304
Capital One Financial Corp.
5.135% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	6,663,000	6,663,000
4.963% (SOFR + 0.690%), 12/06/2024 (a)	8,700,000	8,536,319
5.476% (SOFR + 1.350%), 05/09/2025 (a)	1,000,000	988,258
Citigroup, Inc.
5.750% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	2,150,000	2,153,511
5.586% (SOFR + 1.372%), 05/24/2025 (a)	2,220,000	2,215,186
4.615% (SOFR + 0.694%), 01/25/2026 (a)	2,585,000	2,527,889
5.850% (SOFR + 1.528%), 03/17/2026 (a)	9,300,000	9,326,999
ERP Operating LP
3.375%, 06/01/2025	300,000	288,483
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	148,354
3.950%, 01/15/2024	217,000	214,265
Goldman Sachs Group, Inc.
5.442% (3 Month LIBOR USD + 0.750%), 02/23/2023 (a)	300,000	300,160
6.334% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,837,323
4.853% (SOFR + 0.580%), 03/08/2024 (a)	1,005,000	998,925
5.702% (SOFR + 1.390%), 03/15/2024 (a)	1,518,000	1,517,445
4.374% (SOFR + 0.490%), 10/21/2024 (a)	6,050,000	5,957,263
5.069% (SOFR + 0.790%), 12/09/2026 (a)	2,000,000	1,926,661
HSBC Holdings PLC
5.674% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	6,010,000	5,987,824
5.696% (SOFR + 1.430%), 03/10/2026 (a)	4,000,000	3,951,443
Loews Corp.
3.750%, 04/01/2026	400,000	386,602
M&T Bank Corp.
5.007% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,001,905
Marsh & McLennan Cos., Inc.
3.500%, 03/10/2025	300,000	291,455
MetLife, Inc.
4.368%, 09/15/2023	250,000	249,269
3.000%, 03/01/2025	100,000	96,098
3.600%, 11/13/2025	125,000	121,592
Mid-America Apartments LP
3.750%, 06/15/2024	300,000	293,943
4.000%, 11/15/2025	300,000	291,773
Mitsubishi UFJ Financial Group, Inc.
5.519% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)	8,677,000	8,680,358
5.187% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	4,751,000	4,759,514
Mizuho Financial Group, Inc.
5.555% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)	7,420,000	7,427,711
5.387% (3 Month LIBOR USD + 0.630%), 05/25/2024 (a)	1,800,000	1,790,350
5.118% (SOFR + 0.960%), 05/22/2026 (a)	4,500,000	4,418,533
Morgan Stanley
5.770% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	8,529,000	8,544,882
5.127% (SOFR + 0.950%), 02/18/2026 (a)	1,100,000	1,083,230
Principal Financial Group, Inc.
3.125%, 05/15/2023	250,000	248,265
3.400%, 05/15/2025	300,000	290,663
Prologis LP
3.250%, 06/30/2026	300,000	285,042
2.125%, 04/15/2027	300,000	269,050
Prudential Financial, Inc.
1.500%, 03/10/2026	400,000	360,609
Public Storage
0.875%, 02/15/2026	300,000	265,926
Realty Income Corp.
4.600%, 02/06/2024	230,000	228,559
3.875%, 07/15/2024	296,000	290,761
3.875%, 04/15/2025	150,000	147,091
4.125%, 10/15/2026	300,000	292,022
Royal Bank of Canada
4.408% (3 Month LIBOR USD + 0.660%), 10/05/2023 (a)	1,360,000	1,360,170
4.032% (SOFR + 0.340%), 10/07/2024 (a)	4,496,000	4,421,461
4.324% (SOFRINDX + 0.440%), 01/21/2025 (a)	1,000,000	982,602
Simon Property Group LP
3.750%, 02/01/2024	250,000	246,223
2.000%, 09/13/2024	350,000	332,652
3.375%, 10/01/2024	250,000	242,735
3.500%, 09/01/2025	100,000	95,874
3.300%, 01/15/2026	400,000	380,013
Societe Generale SA
4.934% (SOFR + 1.050%), 01/21/2026 (Acquired 09/23/2022, Cost $1,943,105) (a)(b)(d)	2,000,000	1,931,414
Sumitomo Mitsui Financial Group, Inc.
4.819% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)	1,980,000	1,979,995
5.087% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	2,200,000	2,201,507
Truist Bank
4.002% (SOFR + 0.200%), 01/17/2024 (a)	5,900,000	5,862,106
Truist Financial Corp.
4.679% (SOFR + 0.400%), 06/09/2025 (a)	7,000,000	6,856,119
UBS AG/London
4.555% (SOFR + 0.320%), 06/01/2023 (Acquired 05/24/2021, Cost $8,000,000) (a)(b)(d)	8,000,000	7,990,401
Wells Fargo & Co.
5.241% (SOFR + 1.320%), 04/25/2026 (a)	3,000,000	2,992,094
		200,987,232
INDUSTRIALS - 1.1%
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	96,259
7.000%, 12/15/2025	215,000	227,826
Caterpillar Financial Services Corp.
2.150%, 11/08/2024	300,000	286,430
0.800%, 11/13/2025	300,000	269,397
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	58,870
General Electric Co.
7.049% (3 Month LIBOR USD + 2.280%), 12/15/2170 (a)	1,234,000	1,021,135
John Deere Capital Corp.
2.800%, 01/27/2023	60,000	59,931
0.400%, 10/10/2023	300,000	289,913
2.650%, 06/24/2024	250,000	242,570
4.050%, 09/08/2025	300,000	295,566
The Boeing Co.
2.800%, 03/01/2023	120,000	119,560
2.850%, 10/30/2024	100,000	95,738
2.500%, 03/01/2025	100,000	93,827
		3,157,022
TECHNOLOGY - 0.8%
Apple, Inc.
2.400%, 05/03/2023	60,000	59,528
3.200%, 05/13/2025	150,000	145,062
International Business Machines Corp.
3.375%, 08/01/2023	300,000	297,159
3.625%, 02/12/2024	100,000	98,551
3.000%, 05/15/2024	250,000	243,265
7.000%, 10/30/2025	150,000	158,996
Intuit, Inc.
0.650%, 07/15/2023	300,000	293,583
0.950%, 07/15/2025	300,000	273,278
KLA Corp.
4.650%, 11/01/2024	299,000	298,309
Xilinx, Inc.
2.950%, 06/01/2024	345,000	335,809
		2,203,540

UTILITIES - 2.8%
Arizona Public Service Co.
3.350%, 06/15/2024	350,000	338,975
3.150%, 05/15/2025	300,000	287,243
Atmos Energy Corp.
0.625%, 03/09/2023	300,000	297,815
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	300,000	297,889
Berkshire Hathaway Energy Co.
3.750%, 11/15/2023	250,000	247,380
3.500%, 02/01/2025	200,000	196,355
CenterPoint Energy Resources Corp.
0.700%, 03/02/2023	350,000	347,498
Commonwealth Edison Co.
3.100%, 11/01/2024	300,000	289,701
Duke Energy Progress LLC
3.250%, 08/15/2025	100,000	96,349
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	248,149
3.700%, 06/01/2024	300,000	294,939
Entergy Louisiana LLC
0.950%, 10/01/2024	300,000	279,449
5.400%, 11/01/2024	100,000	100,669
Georgia Power Co.
3.250%, 04/01/2026	300,000	284,042
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	143,482
National Rural Utilities Cooperative Finance Corp
1.875%, 02/07/2025	300,000	281,568
PacifiCorp
3.600%, 04/01/2024	210,000	206,414
PECO Energy Co.
3.150%, 10/15/2025	428,000	412,111
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	137,690
Public Service Co of Colorado
2.500%, 03/15/2023	400,000	398,367
Public Service Electric and Gas Co.
3.750%, 03/15/2024	350,000	345,690
3.000%, 05/15/2025	175,000	167,701
0.950%, 03/15/2026	300,000	266,676
San Diego Gas & Electric Co.
3.600%, 09/01/2023	250,000	247,120
Southern California Edison Co.
3.400%, 06/01/2023	300,000	297,644
3.500%, 10/01/2023	300,000	296,402
1.100%, 04/01/2024	300,000	285,073
Virginia Electric and Power Co.
2.750%, 03/15/2023	300,000	298,798
Wisconsin Electric Power Co.
2.050%, 12/15/2024	350,000	331,558
		7,722,747
TOTAL CORPORATE BONDS AND NOTES (Cost $229,172,689)		227,326,935

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Federal Home Loan Mortgage Corporation REMICS - 0.6%
Series 2989, Class TG
5.000%, 06/15/2025	3,593	3,581
Series 3002, Class YD
4.500%, 07/15/2025	21,172	20,860
Series 3775, Class EM
3.500%, 11/15/2025	10,639	10,420
Series 4266, Class BG
2.500%, 04/15/2026	21,894	21,059
Series 3917, Class AB
1.750%, 07/15/2026	2,351	2,341
Series 3970, Class HB
3.000%, 12/15/2026	115,367	111,649
Seires 4020, Class PA
2.750%, 03/15/2027	17,648	17,062
Series 2091, Class PG
6.000%, 11/15/2028	138,834	141,128
Series 2097, Class PZ
6.000%, 11/15/2028	90,521	91,838
Series 4311, Class TD
2.500%, 02/15/2029	83,219	79,769
Series 2526, Class FI
5.318% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	21,043	21,131
Series 4203, Class DM
3.000%, 04/15/2033	58,263	55,898
Series 2363, Class EJ
4.000%, 05/15/2033	29,372	28,833
Series 2682, Class LD
4.500%, 10/15/2033	24,361	24,034
Series 4453, Class DA
3.500%, 11/15/2033	53,655	52,378
Seires 2759, Class TC
4.500%, 03/15/2034	154,169	152,086
Series 2933, Class HD
5.500%, 02/15/2035	3,312	3,341
Series 4417, Class EG
2.500%, 01/15/2040	122,072	119,041
Series 3786, Class NA
4.500%, 07/15/2040	11,604	11,449
Series 4045, Class HC
2.000%, 07/15/2041	2,227	2,188
Series 4002, Class LB
2.000%, 09/15/2041	60,934	56,558
Series 4171, Class NG
2.000%, 06/15/2042	83,482	73,490
Series 4309, Class JD
2.000%, 10/15/2043	14,042	12,722
Series 4716, Class PA
3.000%, 07/15/2044	90,800	86,815
Series 4472, Class MA
3.000%, 05/15/2045	310,430	286,475
Series 4949, Class PM
2.500%, 02/25/2050	166,661	138,829
		1,624,975
Federal National Mortgage Association REMICS - 0.7%
Series 2005-40, Class YG
5.000%, 05/25/2025	3,484	3,431
Series 2011-110, Class CY
3.500%, 11/25/2026	138,523	133,693
Series 2007-27, Class MQ
5.500%, 04/25/2027	1,701	1,691
Series 2012-66, Class HE
1.500%, 06/25/2027	34,546	33,029
Series 2012-101, Class AB
1.500%, 06/25/2027	13,965	13,272
Series 2012-148, Class BQ
1.250%, 01/25/2028	66,395	62,221
Series 2013-124, Class BD
2.500%, 12/25/2028	32,432	31,451
Series 2014-8, Class DA
4.000%, 03/25/2029	27,606	26,881
Series 2002-56, Class PE
6.000%, 09/25/2032	55,547	56,986
Series 2013-72, Class HG
3.000%, 04/25/2033	119,082	113,321
Series 2003-127, Class EG
6.000%, 12/25/2033	74,043	76,005
Series 2004-60, Class AB
5.500%, 04/25/2034	68,154	68,045
Series 2005-48, Class AU
5.500%, 06/25/2035	36,745	36,983
Series 2005-64, Class PL
5.500%, 07/25/2035	8,918	8,993
Series 2005-68, Class PG
5.500%, 08/25/2035	8,515	8,594
Series 2005-83, Class LA
5.500%, 10/25/2035	4,184	4,253
Series 2006-57, Class AD
5.750%, 06/25/2036	4,451	4,430
Series 2011-9, Class LH
3.500%, 01/25/2039	41,518	40,929
Series 2011-68, Class EP
4.500%, 12/25/2039	4,386	4,334
Series 2014-19, Class HA
2.000%, 06/25/2040	24,078	22,715
Series 2011-146, Class LX
3.500%, 10/25/2040	152,632	148,048
Series 2010-123, Class BP
4.500%, 11/25/2040	68,967	67,713
Series 2012-31, Class NP
2.000%, 04/25/2041	6,247	6,113
Series 2012-38, Class PA
2.000%, 09/25/2041	24,631	22,401
Series 2013-19, Class PA
2.000%, 11/25/2041	78,710	72,415
Series 2012-102, Class HA
2.000%, 02/25/2042	53,439	48,415
Series 2012-90, Class DA
1.500%, 03/25/2042	27,777	24,715
Series 2012-134, Class VP
3.000%, 10/25/2042	79,307	76,784
Series 2012-139, Class JA
3.500%, 12/25/2042	181,852	169,861
Series 2013-16, Class LD
2.000%, 02/25/2043	37,292	32,083
Series 2013-14, Class QD
1.500%, 03/25/2043	28,692	23,818
Series 2016-8, Class PC
2.500%, 10/25/2044	198,313	182,673
Series 2016-105, Class PA
3.500%, 04/25/2045	192,860	184,122
Series 2016-60, Class Q
1.750%, 09/25/2046	81,654	72,929
Series 2017-77, Class BA
2.000%, 10/25/2047	66,279	59,150
		1,942,497
Government National Mortgage Association REMICS - 0.2%
Series 2013-88, Class WA
4.820%, 06/20/2030 (a)	6,883	6,855
Series 2007-11, Class PE
5.500%, 03/20/2037	25,341	25,339
Series 2009-10, Class DE
5.000%, 04/16/2038	94,168	93,889
Series 2010-112, Class NG
2.250%, 09/16/2040	79,110	73,246
Series 2013-64, Class LP
1.500%, 08/20/2041	127,991	116,361
Series 2013-56, Class AP
2.000%, 11/16/2041	70,459	62,093
Series 2012-106, Class MA
2.000%, 11/20/2041	82,048	74,266
Series 2012-48, Class MA
2.500%, 04/16/2042	50,750	46,382
		498,431
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,329,538)		4,065,903

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp - 0.1%
5.500%, 04/01/2023, Gold Pool #G13145	42	42
4.000%, 02/01/2026, Gold Pool #J14494	6,183	6,047
4.000%, 06/01/2026, Gold Pool #J15974	2,344	2,292
3.000%, 12/01/2026, Gold Pool #J17508	24,040	23,311
4.500%, 06/01/2029, Gold Pool #C91251	3,513	3,493
4.500%, 12/01/2029, Gold Pool #C91281	7,587	7,544
4.500%, 04/01/2030, Gold Pool #C91295	4,001	3,978
3.000%, 05/01/2047, Pool #ZT1361	234,393	210,537
		257,244
Federal National Mortgage Association - 0.4%
5.000%, 05/01/2023, Pool #254762	154	153
5.500%, 01/01/2024, Pool #AD0471 (e)	0	0
5.000%, 12/01/2025, Pool #256045	4,378	4,362
5.500%, 05/01/2028, Pool #257204	5,310	5,329
4.000%, 08/01/2029, Pool #MA0142	5,976	5,820
3.500%, 12/01/2031, Pool #MA0919	229,172	222,139
2.000%, 03/01/2036, Pool #BP3785	350,769	313,279
5.500%, 04/01/2037, Pool #AD0249	9,510	9,797
5.000%, 10/01/2039, Pool #AC3237	19,834	20,114
3.000%, 08/01/2040, Pool #BP6567	150,220	136,465
3.000%, 06/01/2046, Pool #FM5719	346,955	316,091
3.000%, 11/01/2049, Pool #FM2014	226,301	202,316
		1,235,865
Freddie Mac Strips - 0.0%
1.500%, 11/15/2027	38,150	36,008
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,727,768)		1,529,117

U.S. TREASURY OBLIGATIONS - 6.5%
U.S. Treasury Notes - 6.5%
1.500%, 01/15/2023	300,000	299,780
0.125%, 03/31/2023	200,000	197,954
0.125%, 04/30/2023	1,600,000	1,578,025
1.250%, 07/31/2023	2,809,000	2,753,775
0.375%, 10/31/2023	200,000	192,875
2.250%, 12/31/2023	400,000	390,164
2.125%, 02/29/2024	600,000	582,680
2.125%, 03/31/2024	400,000	387,602
2.000%, 04/30/2024	720,000	694,912
2.500%, 05/15/2024	500,000	485,430
0.375%, 07/15/2024	500,000	468,457
1.250%, 08/31/2024	200,000	189,367
0.375%, 09/15/2024	600,000	559,289
1.500%, 10/31/2024	300,000	284,291
1.500%, 11/30/2024	200,000	189,289
1.750%, 12/31/2024	400,000	379,750
2.250%, 12/31/2024	500,000	479,297
1.375%, 01/31/2025	575,000	540,500
2.000%, 02/15/2025	500,000	475,859
0.500%, 03/31/2025	600,000	551,180
0.375%, 04/30/2025	400,000	365,125
2.125%, 05/15/2025	800,000	760,469
0.250%, 05/31/2025	600,000	544,781
0.250%, 06/30/2025	1,000,000	906,055
2.750%, 06/30/2025	500,000	481,797
2.875%, 07/31/2025	500,000	483,145
2.000%, 08/15/2025	800,000	755,594
2.750%, 08/31/2025	500,000	480,723
2.250%, 11/15/2025	820,000	776,309
4.500%, 11/15/2025	400,000	402,469
2.625%, 01/31/2026	200,000	191,144
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,648,439)		17,828,087
	Shares
SHORT-TERM INVESTMENTS - 8.1%
TREASURY BILLS - 5.6%
United States Treasury Bill	15,338,000	15,338,000
MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund Class X - 4.11% (c)	6,866,872	6,866,872
TOTAL SHORT-TERM INVESTMENTS (Cost $22,201,592)		22,204,872
Total INVESTMENTS (Cost $276,080,026) - 99.2%		272,954,914
Other Assets in Excess of Liabilities - 0.8%		2,196,489
TOTAL NET ASSETS - 100.0%		$275,151,403

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
BSBY3M - Bloomberg Short-Term Bank Yield Index (3-month)
(a) Variable or Floating Rate Security. The rate shown represents the rate at December 31, 2022.
(b) Security is a perpetual bond and has no definite maturity date.
(c) The rate shown represents the fund's 7-day yield as of December 31, 2022.
(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified
\institutional buyers. At December 31, 2022, the market value of these securities total $9,921,815 which represents 3.6% of total net assets.
(e) Rounds to zero.

Summary of Fair Value Measurements at December 31, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of June 30, 2022, is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$227,326,935	$-	$227,326,935
Collateralized Mortgage Obligations	-	4,065,903	-	4,065,903
U.S. Government Agency Obligations	-	1,529,117	-	1,529,117
U.S. Treasury Obligations	-	17,828,087	-	17,828,087
Short-Term Investments	6,866,872	15,338,000	-	22,204,872
Total Investments in Securities	$6,866,872	$266,088,042	$-	$272,954,914

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.